Share Based Compensation - Summary of Option Activity (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Number of share options
Number of share options, Beginning balance	11,442,858	11,950,858	13,442,848
Number of share options, Expired	(6,875,185)	(440,000)
Number of share options, Forfeited or cancelled (post-vesting)	(91,300)	(68,000)	(1,491,990)
Number of share options, Ending balance	4,476,373	11,442,858	11,950,858	13,442,848
Number of share options, Vested and expected to vest	4,476,373
Number of share options, Exercisable	4,476,373
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.11	$ 0.11	$ 0.12
Weighted Average Exercise Price, Expired	0.03	0.02
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting)	0.29	0.23	0.19
Weighted Average Exercise Price, Ending balance	0.23	$ 0.11	$ 0.11	$ 0.12
Weighted Average Exercise Price, Vested and expected to vest	$ 0.23
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	2 months 19 days	9 months 29 days	1 year 8 months 26 days	3 years 3 months 7 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	2 months 19 days
Weighted Average Remaining Contractual Life, Exercisable	2 months 19 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value		$ 0	$ 0	$ 371,000
Aggregate Intrinsic Value, Vested and expected to vest	$ 0
Aggregate Intrinsic Value, Exercisable	$ 0